January 5, 2021

BNY MELLON ULTRA SHORT INCOME FUND

Supplement to Current Summary Prospectus and Prospectus

Effective March 31, 2021, the following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Investment decisions for the fund are made by members of the Taxable Fixed Income team of CIS.  The team members are Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor, Thomas S. Riordan and Peter Henshaw.  Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each been a primary portfolio manager of the fund since May 2017 and Mr. Henshaw has been a primary portfolio manager of the fund since March 2020.  Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS.  Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS.  Mr. O'Connor is a Senior Portfolio Manager for CIS.  Mr. Riordan is a Senior Vice President and Senior Portfolio Manager for CIS.  Mr. Henshaw is a Vice President and Co-Head of Money Market Trading for CIS.

Effective March 31, 2021, the following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by members of the Taxable Fixed Income team of CIS.  The team members are Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor, Thomas S. Riordan and Peter Henshaw, all of whom are jointly and primarily responsible for managing the fund's portfolio.  Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each been a primary portfolio manager of the fund since May 2017 and Mr. Henshaw has been a primary portfolio manager of the fund since March 2020.  Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS.  He has been an employee of BNYM Investment Adviser since 1981.  Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS.  He has been an employee of BNYM Investment Adviser since 1987.  Mr. O'Connor is a Senior Portfolio Manager for CIS.  He has been an employee of BNYM Investment Adviser since 1999.  Mr. Riordan is a Senior Vice President and Senior Portfolio Manager for CIS.  He has been an employee of BNYM Investment Adviser since 1995.  Mr. Henshaw is a Vice President and Co-Head of Money Market Trading for CIS.  He has been an employee of BNYM Investment Adviser since 2004.